Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds — 35.4%
Aerospace/Defense — 0.6%
RTX Corp.	3.030%	3/15/2052	8,142,000	$5,227,937
Total Aerospace/Defense				5,227,937
Banks — 6.6%
Bank of America Corp. (a)	0.981%	9/25/2025	12,867,000	12,723,367
Wells Fargo & Co. (a)	2.406%	10/30/2025	15,880,000	15,701,205
Wells Fargo & Co. (a)	2.164%	2/11/2026	29,973,000	29,326,815
Total Banks				57,751,387
Cruise Lines — 1.9%
NCL Corp. Ltd. (b)	8.375%	2/1/2028	16,060,000	16,795,966
Total Cruise Lines				16,795,966
Diversified Banking Instruments — 0.5%
Goldman Sachs Group, Inc. (a)	1.093%	12/9/2026	520,000	486,284
JPMorgan Chase & Co. (a)	2.595%	2/24/2026	4,325,000	4,239,453
Total Diversified Banking Instruments				4,725,737
E-Commerce/Products — 0.3%
Alibaba Group Holding Ltd.	3.150%	2/9/2051	3,349,000	2,153,794
Total E-Commerce/Products				2,153,794
Electric-Integrated — 0.9%
Dominion Energy, Inc. (a)	6.875%	2/1/2055	7,745,000	7,924,317
Total Electric-Integrated				7,924,317
Energy — 4.3%
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	4,249,000	2,608,466
BP Capital Markets America, Inc.	3.001%	3/17/2052	4,440,000	2,868,505
BP Capital Markets PLC (a)(c)	4.875%	3/22/2030	30,268,000	28,629,690
Valero Energy Corp.	3.650%	12/1/2051	5,430,000	3,770,650
Total Energy				37,877,311
Financials — 2.2%
Barclays PLC (a)	3.330%	11/24/2042	1,767,000	1,275,009
Goldman Sachs Group, Inc. (a)	3.210%	4/22/2042	5,012,000	3,723,124
Morgan Stanley (a)	2.484%	9/16/2036	7,872,000	6,239,350
Nasdaq, Inc.	3.250%	4/28/2050	8,254,000	5,531,173
UBS Group AG (a)(b)(c)	9.250%	11/13/2028	1,977,000	2,132,076
Total Financials				18,900,732
Food-Misc/Diversified — 1.1%
Post Holdings, Inc. (b)	6.250%	2/15/2032	10,020,000	10,045,791
Total Food-Misc/Diversified				10,045,791

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds (Continued)
Insurance — 1.1%
Arch Capital Group Ltd.	3.635%	6/30/2050	5,550,000	$4,022,874
Athene Holding Ltd.	3.950%	5/25/2051	8,223,000	5,922,719
Total Insurance				9,945,593
Manufacturing — 1.4%
LYB International Finance III LLC	3.625%	4/1/2051	9,094,000	6,291,143
Micron Technology, Inc.	3.477%	11/1/2051	9,111,000	6,295,888
Total Manufacturing				12,587,031
Media — 0.6%
Charter Communications Operating LLC	3.500%	6/1/2041	7,939,000	5,356,403
Total Media				5,356,403
Pharmaceuticals — 0.7%
Biogen, Inc.	3.150%	5/1/2050	9,176,000	5,951,366
Total Pharmaceuticals				5,951,366
Pipelines — 2.8%
Enbridge, Inc. (a)	7.200%	6/27/2054	1,629,000	1,642,324
Enbridge, Inc. (a)	8.500%	1/15/2084	2,223,000	2,401,262
Energy Transfer LP (a)	8.000%	5/15/2054	6,833,000	7,151,752
Energy Transfer LP (3 mo. Term SOFR + 3.279%) (d)	8.606%	11/1/2066	3,660,000	3,595,681
Kinder Morgan, Inc.	3.250%	8/1/2050	6,433,000	4,129,787
Williams Cos., Inc.	3.500%	10/15/2051	8,263,000	5,766,625
Total Pipelines				24,687,431
Private Equity — 1.1%
Brookfield Finance, Inc.	6.350%	1/5/2034	9,464,000	9,945,885
Total Private Equity				9,945,885
Real Estate Investment Trust — 3.4%
American Tower Corp.	2.950%	1/15/2051	5,199,000	3,274,895
Rithm Capital Corp. (b)	8.000%	4/1/2029	21,076,000	20,478,309
Simon Property Group LP	3.250%	9/13/2049	8,328,000	5,618,346
Total Real Estate Investment Trust				29,371,550
Retail — 0.6%
Starbucks Corp.	3.500%	11/15/2050	7,032,000	4,969,554
Total Retail				4,969,554
Retail Trade — 0.2%
Macy's Retail Holdings LLC	4.300%	2/15/2043	2,468,000	1,883,609
Total Retail Trade				1,883,609
Schools — 0.9%
Cornell University (e)	4.835%	6/15/2034	7,957,000	7,927,471
Total Schools				7,927,471

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Principal Amount	Value
Corporate Bonds (Continued)
Software & Services — 1.3%
Oracle Corp.	3.600%	4/1/2040	7,879,000	$6,083,100
Oracle Corp. (e)	3.850%	4/1/2060	7,564,000	5,239,544
Total Software & Services				11,322,644
Telecommunication Service — 0.6%
Verizon Communications, Inc.	2.875%	11/20/2050	8,440,000	5,345,432
Total Telecommunication Service				5,345,432
Utilities — 2.2%
American Electric Power Co., Inc.	3.250%	3/1/2050	5,223,000	3,449,380
Duke Energy Corp.	3.300%	6/15/2041	8,323,000	6,067,567
NextEra Energy Capital Holdings, Inc.	4.255%	9/1/2024	4,567,000	4,552,653
Pacific Gas and Electric Co.	3.500%	8/1/2050	8,171,000	5,371,081
Total Utilities				19,440,681
Total Corporate Bonds (Cost — $304,482,349)				310,137,622

U.S. Treasury Obligations — 11.9%
United States Treasury Note/Bond	4.125%	8/15/2053	111,600,000	104,605,383
Total U.S. Treasury Obligations (Cost — $107,337,768)				104,605,383

Security			Shares	Value
Closed-End Funds — 1.7%
High Yield Bond — 0.1%
Western Asset High Yield Defined Opportunity Fund Inc. (e)			97,536	1,131,418
Total High Yield Bond				1,131,418
Muni National Long — 1.6%
BlackRock MuniYield Quality Fund III, Inc.			433,017	4,841,130
Nuveen AMT-Free Quality Municipal Income Fund			336,236	3,853,265
Nuveen Quality Municipal Income Fund (e)			418,135	4,908,904
Total Muni National Long				13,603,299
Total Closed-End Funds (Cost — $15,810,175)				14,734,717

Exchange Traded Funds — 11.0%
iShares 0-5 Year High Yield Corporate Bond ETF			866,309	36,558,240
iShares Short Maturity Bond ETF			570,303	28,703,350
JPMorgan Ultra-Short Income ETF			580,797	29,312,825
Vanguard Long-Term Corporate Bond ETF			28,291	2,152,008
Total Exchange Traded Funds (Cost — $96,371,865)				96,726,423

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security			Shares	Value
Open-End Funds — 0.5%
Equable Shares Hedged Equity Fund, Class I			305,218	$4,111,286
Total Open-End Funds (Cost — $3,728,764)				4,111,286

Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks — 26.3%
Banks — 4.5%
Bank of America Corp. Depositary Shares (a)(f)	6.250%	9/5/2024	5,416	5,407,089
Bank of New York Mellon Corp. Depositary Shares (a)(f)	4.700%	9/20/2025	4,304	4,238,891
Citigroup, Inc. Depositary Shares (a)(f)	5.000%	9/12/2024	9,142	9,120,680
Citigroup, Inc. Depositary Shares (a)(f)	4.000%	12/10/2025	6,496	6,237,680
Citizens Financial Group, Inc. Depositary Shares (e)(a)(f)	5.650%	10/6/2025	5,399	5,256,042
Regions Financial Corp. Depositary Shares (a)(f)	5.750%	6/15/2025	9,357	9,215,558
Total Banks				39,475,940
Energy — 2.3%
Edison International Depositary Shares (a)(f)	5.375%	3/15/2026	21,133	20,639,671
Total Energy				20,639,671
Financials — 6.2%
Ally Financial, Inc. Depositary Shares (a)(f)	4.700%	5/15/2026	6,044	5,337,175
Ally Financial, Inc. Depositary Shares (a)(f)	4.700%	5/15/2028	18,657	14,989,071
American Express Co. Depositary Shares (e)(a)(f)	3.550%	9/15/2026	6,304	5,889,617
Charles Schwab Corp. (The) Depositary Shares (a)(f)	5.375%	6/1/2025	24,761	24,541,309
Virtus Convertible & Income Fund (f)	5.625%	7/16/2024	153,651	3,411,052
Virtus Convertible & Income Fund II (f)	5.500%	7/16/2024	7,743	161,442
Total Financials				54,329,666
Insurance — 3.8%
Allstate Corp. Depositary Shares (e)(f)	7.375%	7/15/2028	178,012	4,756,481
Lincoln National Corp. Depositary Shares (e)(f)	9.000%	12/1/2027	362,374	10,128,353
Lincoln National Corp. Depositary Shares (a)(f)	9.250%	12/1/2027	11,813	12,763,297
Reinsurance Group of America, Inc. (a)(f)	7.125%	10/15/2052	200,625	5,240,325
Total Insurance				32,888,456
Investment Companies — 1.6%
Brookfield Oaktree Holdings LLC (f)	6.625%	7/31/2024	197,950	4,299,474
Brookfield Oaktree Holdings LLC (f)	6.550%	7/31/2024	464,808	9,923,651
Total Investment Companies				14,223,125

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Rate	Maturity Date	Shares/Units	Value
Preferred Stocks (Continued)
Pipelines — 0.9%
Enbridge, Inc. (a)(f)	5.858%	9/1/2027	69,467	$1,437,967
Enbridge, Inc. (a)(f)	6.683%	3/1/2029	99,883	2,203,918
Energy Transfer LP Depositary Shares (a)(f)	7.125%	5/15/2030	4,175	4,145,148
Total Pipelines				7,787,033
Real Estate Investment Trust — 2.8%
AGNC Investment Corp. Depositary Shares (a)(f)	6.125%	4/15/2025	624,039	15,058,061
Annaly Capital Management, Inc. (a)(f)	6.750%	7/31/2024	396,416	10,156,178
Total Real Estate Investment Trust				25,214,239
REITS-Mortgage — 0.2%
AGNC Investment Corp. (a)(f)	10.701%	7/31/2024	60,862	1,581,803
Total REITS-Mortgage				1,581,803
Utilities — 4.0%
Brookfield Renewable Partners LP (f)	5.250%	3/31/2025	273,839	5,035,899
Sempra Energy Depositary Shares (a)(f)	4.875%	10/15/2025	30,753	30,243,696
Total Utilities				35,279,595
Total Preferred Stocks (Cost — $239,165,823)				231,419,528

Security	Rate	Maturity Date	Shares/ Principal Amount	Value
Short-Term Investments — 12.7%
Money Market Funds — 2.20%
First American Government Obligations Fund - Class X - 5.24% (g)			19,430,589	19,430,589
Total Money Market Funds (Cost — $19,430,589)				19,430,589
U.S. Treasury Bills — 10.50%
United States Treasury Bill (h)	5.314%	7/16/2024	72,750,000	72,590,860
United States Treasury Bill (h)	5.326%	7/25/2024	20,000,000	19,930,400
Total U.S. Treasury Bills (Cost — $92,520,187)				92,521,260
Total Short-Term Investments (Cost — $111,950,776)				111,951,849

Bramshill Income Performance Fund
Schedule of Investments
June 30, 2024 (Unaudited)
Security	Shares	Value
Collateral for Securities on Loan — 1.2%
First American Government Obligations Fund - Class X - 5.24% (g)	10,828,962	$10,828,962
Total Collateral for Securities on Loan (Cost — $10,828,962)		10,828,962

Total Investments — 100.7% (Cost — $889,676,482)		884,515,770
Liabilities in Excess of Other Assets — (0.7)%		(5,930,258)
Total Net Assets — 100.0%		$878,585,512

AMT Alternative Minimum Tax
LP Limited Partnership
PLC Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

(a)	Fixed to floating rate security.
(b)
Security was purchased to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2024, the value of these securities totaled $49,452,143 or 5.6% of net assets.

(c)	Perpetual maturity security. Date presented is the next call date as of June 30, 2024.
(d)	Variable rate security. Reference rate and spread are included in the description.
(e)	All or a portion of the security is on loan as of June 30, 2024.
(f)	Callable at any dividend payment on or after date disclosed.
(g)	The rate reported is the annualized seven-day yield as of June 30, 2024.
(h)	Zero coupon security. Rate disclosed is the yield of the position.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

Bramshill Income Performance Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Corporate Bonds	$–	$310,137,622	$–	$310,137,622
U.S. Treasury Obligations	–	104,605,383	–	104,605,383
Closed-End Funds	14,734,717	–	–	14,734,717
Exchange-Traded Funds	96,726,423	–	–	96,726,423
Open-End Funds	4,111,286	–	–	4,111,286
Preferred Stocks	71,190,686	160,228,843	–	231,419,528
Total Long-Term Investments	186,763,112	574,971,848	–	761,734,959
Short-Term Investment	19,430,589	92,521,259	–	111,951,849
Collateral for Securities on Loan	–	–	–	10,828,962
Total Investments	$206,193,701	$667,493,107	$–	$884,515,770

See Schedule of Investments for additional detailed categorizations.